Royalties - Schedule of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	$ 47,377
Royalties, Additions	11,584	$ 75
Royalties, Foriegn currency translation	25	291
Royalties Before Depletion, Ending Balance	58,986	47,377
Royalties, Prior Year Depletion		(606)
Royalties, Depletion	(661)	(459)
Royalties, Current Year Depletion	(1,267)
Royalties, Ending Balance	57,719	46,771
Michelin Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	4,262
Royalties Before Depletion, Ending Balance	4,262	4,262
Royalties, Ending Balance	4,262
Anderson Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	7,880
Royalties, Foriegn currency translation	12
Royalties Before Depletion, Ending Balance	7,892	7,880
Royalties, Ending Balance	7,892
Churchrock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	805
Royalties, Additions	4,878
Royalties Before Depletion, Ending Balance	5,683	805
Royalties, Ending Balance	5,683
Cigar Lake Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	4,704
Royalties Before Depletion, Ending Balance	4,704	4,704
Royalties, Ending Balance	4,704
Dawn Lake Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	282
Royalties Before Depletion, Ending Balance	282	282
Royalties, Ending Balance	282
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,469
Royalties, Foriegn currency translation	2
Royalties Before Depletion, Ending Balance	1,471	1,469
Royalties, Ending Balance	1,471
Energy Queen Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	69
Royalties, Foriegn currency translation	1
Royalties Before Depletion, Ending Balance	70	69
Royalties, Ending Balance	70
Lance Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,811
Royalties, Foriegn currency translation	2
Royalties Before Depletion, Ending Balance	1,813	1,811
Royalties, Ending Balance	1,813
Langer Heinrich Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	2,822
Royalties Before Depletion, Ending Balance	2,822	2,822
Royalties, Depletion	(65)
Royalties, Current Year Depletion	(65)
Royalties, Ending Balance	2,757
McArthur River Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	11,543
Royalties Before Depletion, Ending Balance	11,543	11,543
Royalties, Prior Year Depletion		(606)
Royalties, Depletion	(596)
Royalties, Current Year Depletion	(1,202)
Royalties, Ending Balance	10,341
Millennium and Cree Extension Project [Member]
Statement Line Items [Line Items]
Royalties, Additions	6,024
Royalties Before Depletion, Ending Balance	6,024
Royalties, Ending Balance	6,024
Reno Creek Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	310
Royalties Before Depletion, Ending Balance	310	310
Royalties, Ending Balance	310
Roca Honda Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	170
Royalties Before Depletion, Ending Balance	170	170
Royalties, Ending Balance	170
Roughrider, Russell Lake and Russell Lake South Projects [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	5,998
Royalties Before Depletion, Ending Balance	5,998	5,998
Royalties, Ending Balance	5,998
Salamanca Project [Member]
Statement Line Items [Line Items]
Royalties, Additions	682
Royalties Before Depletion, Ending Balance	682
Royalties, Ending Balance	682
San Rafael Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	555
Royalties, Foriegn currency translation	1
Royalties Before Depletion, Ending Balance	556	555
Royalties, Ending Balance	556
Slick Rock Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	3,127
Royalties, Foriegn currency translation	5
Royalties Before Depletion, Ending Balance	3,132	3,127
Royalties, Ending Balance	3,132
Whirlwind Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	69
Royalties Before Depletion, Ending Balance	69	69
Royalties, Ending Balance	69
Workman Creek Project [Member]
Statement Line Items [Line Items]
Royalties Before Depletion, Beginning Balance	1,501
Royalties, Foriegn currency translation	2
Royalties Before Depletion, Ending Balance	1,503	$ 1,501
Royalties, Ending Balance	$ 1,503